Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022	Jul. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year							Value of Initial Fixed $100 Investment Based on:		Net Income(4)	Adjusted EBITDA(5)
	Summary Compensation Table Total for Current PEO(1)	CAP to Current PEO(1)(2)	Summary Compensation Table Total for Former PEO(1)	CAP to Former PEO(1)(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average CAP to Other NEOs(1)(2)	Company Total Shareholder Return(3)	SPADE® Defense Index Total Shareholder Return(3)
2024	$22,422,508	$12,424,701	$—	$—	$2,663,671	$1,311,059	$33.58	$186.03	$(137.60)	$9.40
2023	255,967	92,270	836,533	(22,242,077)	813,657	(1,656,080)	43.06	152.99	(28.30)	132.30
2022	—	—	18,859,871	22,797,417	4,959,848	7,195,351	79.73	128.13	$11.30	$200.50
2021	—	—	4,949,119	1,559,821	1,709,461	597,369	82.20	136.60	$62.00	$201.90

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEOs and Other NEOs whose compensation is reported in the table above include the current and former officers disclosed in the table below.

Covered Officer or Group	Fiscal Year(s)	Name	Title
Current PEO	2024-2023	William L. Ballhaus(a)	Chairman, President and Chief Executive Officer
Former PEO	2023-2021	Mark Aslett	Former President and Chief Executive Officer
Other NEOs	2024	David E. Farnsworth(a)	EVP, Chief Financial Officer
	2024	Stuart H. Kupinsky(a)	EVP, Chief Legal Officer and Corporate Secretary
	2024	Steven V. Ratner	EVP, Chief Human Resources Officer
	2024-2022	Charles R. Wells, IV(a)	EVP, Chief Operating Officer
	2024, 2021	Christopher C. Cambria(a)	Former EVP, General Counsel and Secretary
	2024	Allen Couture(a)	Former EVP, Execution Excellence
	2024-2023	Michele M. McCarthy (a)	Former SVP, Chief Accounting Officer and Former Interim Chief Financial Officer and Treasurer
	2023	Christine Harbison	Former EVP, Chief Growth Officer
	2023-2021	Michael D. Ruppert	Former EVP, Chief Financial Officer and Treasurer
	2023-2022	James M. Stevison	Former EVP, President of Mission Systems
	2022	Thomas Huber	Former EVP, Chief Transformation Officer
	2021	Didier M.C. Thibaud	Former EVP, Chief Operating Officer
(a)    For a discussion of changes in employment, roles and responsibilities during fiscal 2024, see the Notes to the Summary Compensation Table.

PEO Total Compensation Amount			$ 18,859,871	$ 4,949,119
PEO Actually Paid Compensation Amount			22,797,417	1,559,821
Adjustment To PEO Compensation, Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with the table below.

Covered Officer or Group	Fiscal Year	Summary Compensation Table Total	Deduction of Stock Awards Included in Summary Compensation Table Total		Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Forfeited in Covered Fiscal Year(a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year(b)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Compensation Actually Paid
Current PEO	2024	$22,422,508	$(20,906,346)		$10,914,774	$—	$—	$—	$(6,235)	$12,424,701
	2023	255,967	(190,967)	(c)	137,530	(55,394)	—	—	(54,866)	92,270
Former PEO	2023	836,533	—		—	—	(21,075,879)	—	(2,002,731)	(22,242,077)
	2022	18,859,871	(16,981,781)		21,054,950	671,932	—	—	(807,555)	22,797,417
	2021	4,949,119	(3,732,297)		4,049,633	(3,677,514)	—	—	(29,120)	1,559,821
Other NEOs (group average)	2024	2,663,671	(1,776,823)		892,415	(319,226)	(170,680)	41,529	(19,827)	1,311,059
	2023	813,657	(361,958)		277,383	(875,095)	(1,313,428)	—	(196,639)	(1,656,080)
	2022	4,959,848	(2,745,023)		4,992,208	54,101	—	—	(65,783)	7,195,351
	2021	1,709,461	(1,078,205)		665,928	(693,131)	—	—	(6,684)	597,369
(a)    Amounts reported in this column for fiscal 2024 represent the fair value of unvested LTI awards forfeited by virtue of the terminations of Messrs. Cambria and Couture without cause effective March 1, 2024 and February 16, 2024, respectively, and the resignation of Ms. McCarthy effective March 1, 2024.
(b)    Amount reported in this column for fiscal 2024 represents the fair value of shares underlying LTI awards that were granted on August 17, 2023 and vested in connection with the termination of Messrs. Cambria and Couture by the Company without cause pursuant to separation agreements effective on January 25, 2024 and February 16, 2024, respectively, including as a result of a modification to the awards made pursuant to Mr. Cambria's separation agreement. For a discussion concerning the effect of termination of employment without cause on outstanding LTI awards, see "– Potential Payments Upon Change in Control or Termination of Employment." For a further discussion concerning the modifications made to Mr. Cambria's outstanding LTI awards in connection with his termination without cause, see "Compensation Discussion and Analysis — Separation Agreement with Christopher Cambria."

Non-PEO NEO Average Total Compensation Amount	$ 2,663,671	$ 813,657	4,959,848	1,709,461
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,311,059	(1,656,080)	7,195,351	597,369
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with the table below.

Covered Officer or Group	Fiscal Year	Summary Compensation Table Total	Deduction of Stock Awards Included in Summary Compensation Table Total		Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Forfeited in Covered Fiscal Year(a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year(b)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Compensation Actually Paid
Current PEO	2024	$22,422,508	$(20,906,346)		$10,914,774	$—	$—	$—	$(6,235)	$12,424,701
	2023	255,967	(190,967)	(c)	137,530	(55,394)	—	—	(54,866)	92,270
Former PEO	2023	836,533	—		—	—	(21,075,879)	—	(2,002,731)	(22,242,077)
	2022	18,859,871	(16,981,781)		21,054,950	671,932	—	—	(807,555)	22,797,417
	2021	4,949,119	(3,732,297)		4,049,633	(3,677,514)	—	—	(29,120)	1,559,821
Other NEOs (group average)	2024	2,663,671	(1,776,823)		892,415	(319,226)	(170,680)	41,529	(19,827)	1,311,059
	2023	813,657	(361,958)		277,383	(875,095)	(1,313,428)	—	(196,639)	(1,656,080)
	2022	4,959,848	(2,745,023)		4,992,208	54,101	—	—	(65,783)	7,195,351
	2021	1,709,461	(1,078,205)		665,928	(693,131)	—	—	(6,684)	597,369
(a)    Amounts reported in this column for fiscal 2024 represent the fair value of unvested LTI awards forfeited by virtue of the terminations of Messrs. Cambria and Couture without cause effective March 1, 2024 and February 16, 2024, respectively, and the resignation of Ms. McCarthy effective March 1, 2024.
(b)    Amount reported in this column for fiscal 2024 represents the fair value of shares underlying LTI awards that were granted on August 17, 2023 and vested in connection with the termination of Messrs. Cambria and Couture by the Company without cause pursuant to separation agreements effective on January 25, 2024 and February 16, 2024, respectively, including as a result of a modification to the awards made pursuant to Mr. Cambria's separation agreement. For a discussion concerning the effect of termination of employment without cause on outstanding LTI awards, see "– Potential Payments Upon Change in Control or Termination of Employment." For a further discussion concerning the modifications made to Mr. Cambria's outstanding LTI awards in connection with his termination without cause, see "Compensation Discussion and Analysis — Separation Agreement with Christopher Cambria."

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and the total shareholder returns set forth in the Pay Versus Performance Table for our three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and our net income results as set forth in the Pay Versus Performance Table for our three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and our Adjusted EBITDA results as set forth in the Pay Versus Performance Table for our three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and the total shareholder returns set forth in the Pay Versus Performance Table for our three most recently completed fiscal years.

Tabular List, Table

Most Important Financial Performance Measures for Fiscal 2024
Adjusted EBITDA	Revenue	Adjusted Free Cash Flow
Three-Year Adjusted EBITDA Margin	Three-Year Revenue Growth

Total Shareholder Return Amount	$ 33.58	43.06	79.73	82.20
Peer Group Total Shareholder Return Amount	186.03	152.99	128.13	136.60
Net Income (Loss)	$ (137,600,000)	$ (28,300,000)	$ 11,300,000	$ 62,000,000.00
Company Selected Measure Amount	9,400,000	132,300,000	200,500,000	201,900,000
Additional 402(v) Disclosure	Total shareholder returns ("TSRs") are based on an initial $100 investment, measured on a cumulative basis from the market closing price on July 2, 2020 through the market close on the last trading day of each covered fiscal year in each of Mercury common stock and the SPADE® Defense Index. We use the SPADE® Defense Index both as a performance modifier under our PSAs granted in fiscal 2024 and in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report to shareholders.Amounts reported in millions.
The table below provides an unranked list of the financial measures that we consider to have been the most important for fiscal 2024 in linking the compensation of our PEOs and Other NEOs to our performance. For a further discussion of how these measures are used to align payouts with performance, see "Compensation Discussion and Analysis—Elements of Target Pay—Annual Incentives," "Compensation Discussion and Analysis—Elements of Target Pay—Long-Term Incentives," and "Appendix B: Reconciliation of GAAP Measures to Non-GAAP Measures." The Committee does not consider the calculation of CAP as part of its executive compensation determinations; accordingly, the Committee does not actually use any financial performance measure specifically to link CAP to Company performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have designated adjusted EBITDA as our Company-Selected Measure under the PVP Rules, which is reported in this table in millions. Adjusted EBITDA is the principal financial measure used under our AIP to align annual payouts with performance. Adjusted EBITDA is a non-GAAP financial measure that excludes the effects of pre-established categories of items that the Human Capital and Compensation Committee believes are not reflective of operating performance. These categories are identical to the adjustments that we use for the external reporting of our adjusted EBITDA results in our periodic earnings releases. For a further discussion, see "Compensation Discussion and Analysis—Elements of Target Pay—Annual Incentives" and "Appendix B: Reconciliation of GAAP Measures to Non-GAAP Measures." The Committee does not consider the calculation of CAP as part of its executive compensation determinations; accordingly, the Committee does not actually use any financial performance measure specifically to link CAP to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Three-Year Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Three-Year Revenue Growth
William L. Ballhaus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,422,508	$ 255,967
PEO Actually Paid Compensation Amount	$ 12,424,701	92,270
PEO Name	William L. Ballhaus
Mark Aslett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		836,533
PEO Actually Paid Compensation Amount		(22,242,077)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (16,981,781)	$ (3,732,297)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,054,950	4,049,633
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			671,932	(3,677,514)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(807,555)	(29,120)
PEO | William L. Ballhaus [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,906,346)	(190,967)
PEO | William L. Ballhaus [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,914,774	137,530
PEO | William L. Ballhaus [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(55,394)
PEO | William L. Ballhaus [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | William L. Ballhaus [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,235)	(54,866)
PEO | Mark Aslett [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark Aslett [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark Aslett [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mark Aslett [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,075,879)
PEO | Mark Aslett [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,002,731)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,776,823)	(361,958)	(2,745,023)	(1,078,205)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,415	277,383	4,992,208	665,928
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319,226)	(875,095)	54,101	(693,131)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,680)	(1,313,428)	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,827)	$ (196,639)	$ (65,783)	$ (6,684)
Non-PEO NEO | Equity Awards Granted and Vested in Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,529